Investments in associates and other investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments in associates and other investments
Schedule of investments in associates

	2025	2024
	$	$

Balance – Beginning of year	12,183	13,034
Investment in associates(i)	2,550	448
Share of income (loss) and comprehensive income (loss), net	306	(1,665)
Gain on ownership dilution	53	366
Balance – End of year	15,092	12,183
(i)	On December 20, 2024, the Company acquired 1,790,000 units of Falco Resources Ltd. (“Falco”) at a price of $0.25 per unit for an aggregate amount of $0.4 million. On October 17, 2025, the Company acquired 6,250,000 units at a price of $0.32 per unit for an aggregate amount of $2.0 million. Each units consists of one common shares of Falco and one-half common share warrant. As at December 31, 2025, Osisko Development holds an interest of 15.9% in the outstanding shares of Falco.

Schedule of other investments

	2025	2024
	$	$
Fair value through profit or loss (warrants)
Balance – Beginning of year	370	4
Acquisitions	917	298
Change in fair value	173	68
Balance – End of year	1,460	370

Fair value through other comprehensive income (shares)
Balance – Beginning of year	9,963	19,389
Acquisitions	1,200	—
Disposal	(3,071)	(3,060)
Change in fair value	5,944	(6,366)
Balance – End of year	14,036	9,963
Total	15,496	10,333